RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 5 — RELATED PARTY TRANSACTIONS

Founder Shares

Pursuant to the Securities Subscription Agreement dated August 2, 2024, the Sponsor agreed to purchase 1,725,000 ordinary shares (the “Founder Shares”) for an aggregate price of $25,000. Due to the reduction in the offering size, the Company and sponsor subsequently entered into the Amended Subscription Agreement pursuant to which the Sponsor agreed to surrender for no consideration, and the Company subsequently cancelled, 287,500 ordinary shares previously issued the Sponsor, such that the Sponsor then held 1,437,500 Founder Shares purchased for an aggregate price of $25,000, with a par value $0.0001.

As of March 31, 2025, there were 1,437,500 ordinary shares issued and outstanding, among which, up to 187,500 ordinary shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 7, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit. Upon the full exercise of the over-allotment option, all of the 187,500 Founder Shares were no longer be subject to forfeiture.

The Founder shares except as described below, are identical to the ordinary shares included in the units being sold in the IPO, and holders of Founder shares have the same shareholder rights as public shareholders, except that (a) the Founder shares are subject to certain transfer restrictions, as described in more detail below; (b) the Company’s initial shareholders have entered into an agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder shares in connection with the completion of the Company’s initial Business Combination, (ii) waive their redemption rights with respect to their Founder shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder shares and private placement shares if the Company fails to complete our initial business combination within 12 months from the closing of the IPO (or up to 18 months from the closing of the IPO if the Company extends the period of time to consummate a business combination) (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete the Company’s initial business combination within the Combination Period) and (c) are entitled to certain registration rights to provide for the resale of such shares under the Securities Act. If the Company submits its initial Business Combination to its public shareholders for a vote, its founder has agreed (and its permitted transferees will agree) to vote their Founder shares, private shares and any public shares purchased during or after the IPO in favor of its initial Business Combination. The other members of the Company’s management team have entered into agreements similar to the one entered into by the Company’s Sponsor with respect to any public shares acquired by them in or after the IPO.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than our independent registered public accounting firm) for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third-party claims.

The initial shareholders have agreed, not to transfer, assign or sell 100% of its Founder Shares until the earlier of (x) six months after the date of the consummation of the Company’s initial business combination or (y) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share surrenders, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (z) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction after its initial Business Combination which results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

Promissory Note II

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it intends to repay such loaned amount at closing. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such working capital loans made by the Sponsor, the Company’s officers and directors, or the Company’s or their affiliates to the Company prior to or in connection with its initial Business Combination may be convertible into units, at a price of $10.00 per unit at the option of the lender, upon consummation of its initial Business Combination. The units would be identical to the Placement Units.

On September 12, 2025, the Company issued an unsecured promissory note (the “Promissory Note II”) in the principal amount of up to $1,000,000 to Sponsor. The Promissory Note II bears no interest and was initially repayable by the Company to the Sponsor in full on the earlier of: (i) March 31, 2026 or (ii) the date of consummation of the Business Combination (the “Maturity Date”). Effective as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the Maturity Date to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination. The principal balance may be prepaid at any time. At any time on or prior to the Maturity Date, the Sponsor may elect to convert the outstanding principal balance of the Promissory Note II into units of the Company’s securities at a conversion price equal to $10.00 per unit. Each unit consists of one ordinary share and one right to receive one-fifth of one ordinary share. As of June 30, 2026 and March 31, 2026, the principal amount due and owing under the Promissory Note II was $469,053 and $313,401, respectively.

Extension Note I

Effective as of March 31, 2026, Sun Peisha, an individual and the designee of the Sponsor, loaned the Company the aggregate amount of $450,000, which sum was deposited into the Trust Account in order to extend the time that the Company has to consummate a business combination for the first three-month extension period. On April 25, 2026, the Company issued a note to the lender to evidence the loan (the “Extension Note”). The Extension Note bears no interest and provides that it shall repay the outstanding principal on the date on which it consummates the business combination. On such maturity date, the entire outstanding principal balance of the Extension Note shall be converted into units of its securities at a conversion price of $10.00 per unit, with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share.

As of June 30, 2026 and March 31, 2026, the Company had outstanding borrowings under Extension Note I of $450,000 and $450,000, respectively.

Administrative Support Services

Commencing on the effective date of the registration statement of the IPO, the Company has agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of its initial Business Combination or its liquidation, the Company will cease paying these monthly fees.

For the three months ended June 30, 2026 and 2025, the Company has accrued $30,000 and $30,000 for the administrative support services provided by the Sponsor.

As of June 30, 2026 and March 31, 2026, the balance of amount due to the Sponsor were $150,000 and $120,000, respectively.

Note 5 — RELATED PARTY TRANSACTIONS

Founder Shares

Pursuant to the Securities Subscription Agreement dated August 2, 2024, the Sponsor agreed to purchase 1,725,000 ordinary shares (the “Founder Shares”) for an aggregate price of $25,000. Due to the reduction in the offering size, the Company and sponsor subsequently entered into the Amended Subscription Agreement pursuant to which the Sponsor agreed to surrender for no consideration, and the Company subsequently cancelled, 287,500 ordinary shares previously issued the Sponsor, such that the Sponsor then held 1,437,500 Founder Shares purchased for an aggregate price of $25,000, with a par value $0.0001.

As of March 31, 2025, and 2024, there were 1,437,500 ordinary shares issued and outstanding, among which, up to 187,500 ordinary shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 7, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit. Upon the full exercise of the over-allotment option, all of the 187,500 Founder Shares are no longer be subject to forfeiture.

The Founder shares except as described below, are identical to the ordinary shares included in the units sold in the IPO, and holders of Founder Shares have the same shareholder rights as public shareholders, except that (a) the Founder Shares are subject to certain transfer restrictions, as described in more detail below; (b) the Company’s initial shareholders have entered into an agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares in connection with the completion of the Company’s initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and private placement shares if the Company fails to complete our initial business combination within the Combination Period (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete the Company’s initial business combination within the Combination Period) and (c) are entitled to certain registration rights to provide for the resale of such shares under the Securities Act. If the Company submits its initial Business Combination to its public shareholders for a vote, its founder has agreed (and its permitted transferees will agree) to vote their Founder Shares, private shares and any public shares purchased during or after this offering in favor of its initial Business Combination. The other members of the Company’s management team have entered into agreements similar to the one entered into by the Company’s Sponsor with respect to any public shares acquired by them in or after this offering.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than our independent registered public accounting firm) for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third-party claims.

The initial shareholders have agreed, not to transfer, assign or sell 100% of its Founder Shares until the earlier of (x) six months after the date of the consummation of the Company’s initial business combination or (y) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share surrenders, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (z) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction after its initial Business Combination which results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note – related party

Promissory Note I

On June 20, 2024, the Sponsor agreed to loan the Company up to an aggregate amount of $500,000 to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Note I”). The Promissory Note I was unsecured, interest-free and due on the earlier of: (i) December 31, 2024 or (ii) the date on which the Company closes the IPO. On January 27, 2025, the Promissory Note I was amended and restated to be payable on the earlier of (i) December 31, 2025, or (ii) the consummation of the offering. The balance of Promissory Note I was repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account on April 1, 2025.

As of March 31, 2025, the principal amount due and owing under the Promissory Note I was $337,584. In connection with the closing of our IPO, the approximately $337,584 drawn down under Promissory Note I was repaid in full. There was no balance due under Promissory Note I as of March 31, 2026.

Related Party Loans

Promissory Note II

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor and the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes the initial Business Combination, it intends to repay such loaned amount at closing. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such working capital loans made by the Sponsor, the Company’s officers and directors, or r their affiliates to the Company prior to or in connection with its initial Business Combination may be convertible into units, at a price of $10.00 per unit at the option of the lender, upon consummation of its initial Business Combination. The units would be identical to the Placement Units. As of March 31, 2025, the Company had no borrowings under related party loans.

On September 12, 2025, the Company issued an unsecured promissory note (the “Promissory Note II”) in the principal amount of up to $1,000,000 to Sponsor. The Promissory Note II bears no interest and was initially repayable by the Company to the Sponsor in full on the earlier of: (i) March 31, 2026 or (ii) the date of consummation of the Business Combination (the “Maturity Date”). Effective as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the Maturity Date to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination. The principal balance may be prepaid at any time. At any time on or prior to the Maturity Date, the Sponsor may elect to convert the outstanding principal balance of the Promissory Note II into units of the Company’s securities at a conversion price equal to $10.00 per unit. Each unit consists of one ordinary share and one right to receive one-fifth of one ordinary share. As of March 31, 2026, the principal amount due and owing under the Promissory Note II was $313,401.

Extension Note

Effective as of March 31, 2026, Sun Peisha, an individual and the designee of the Sponsor, loaned the Company the aggregate amount of $450,000, which sum was deposited into the Trust Account in order to extend the time that the Company has to consummate a business combination for the first three-month extension period. On April 25, 2026, the Company issued a note to the lender to evidence the loan (the “Extension Note”). The Extension Note bears no interest and provides that it shall repay the outstanding principal on the date on which it consummates the business combination. On such maturity date, the entire outstanding principal balance of the Extension Note shall be converted into units of its securities at a conversion price of $10.00 per unit, with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share.

As of March 31, 2026 and 2025, the Company had outstanding borrowings under related party loans of $450,000 and nil, respectively.

Administrative Support Services

Commencing on the effective date of the registration statement of the IPO, the Company has agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of its initial Business Combination or its liquidation, the Company will cease paying these monthly fees.

For the fiscal year ended March 31, 2026 and 2025, the Company has accrued $120,000 and nil, respectively, for the administrative support services provided by the Sponsor.

As of March 31, 2026 and 2025, the balance of amount due to the Sponsor were $120,000 and nil, respectively.